Trade receivables and other current assets (Tables)	12 Months Ended
Dec. 31, 2024
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Disclosure of Trade Receivables

12.1 Trade receivables

	As of December 31,	As of December 31,
	2023	2024
	$ in thousands
Trade receivables	569	6,714
Allowance for expected credit losses	-	-
Total net value of trade receivables	569	6,714

Disclosure of Subsidies Receivables	12.2 Subsidies receivables

	As of December 31,	As of December 31,
	2023	2024
	$ in thousands
Research tax credit	20,900	14,521
Other subsidies	-	-
Total subsidies receivables	20,900	14,521

Disclosure of Other Current Assets

12.3 Other current assets

	As of December 31,	As of December 31,
	2023	2024
	$ in thousands
VAT receivables	1,414	1,147
Income tax receivable	192	210
Prepaid expenses and other prepayments	5,716	3,428
Tax and social receivables	55	445
Deferred expenses and other current assets	345	298
Total other current assets	7,722	5,528